Schedule of Investments (unaudited)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.4%
Communication Services — 8.3%
Diversified Telecommunication Services — 1.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$273,506 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	1,080,050 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	408,635 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	880,000	288,861 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	573,116 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	528,212 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	580,000	636,583 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	319,000	311,015 (a)
Total Diversified Telecommunication Services				4,099,978
Entertainment — 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	513,123 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	612,649 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	440,000	458,008 (a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	137,667 (a)
Total Entertainment				1,721,447
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	230,000	204,382 (a)
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	514,630 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,560,000	2,873,920 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	419,306
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	362,906 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	230,000	222,933 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	300,000	292,570
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,271,443
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	643,473
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	832,985 (a)
Gray Television Inc., Senior Notes	5.375%	11/15/31	1,130,000	648,227 (a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	43,857 (a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	137,944 (a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	536,649 (a)
Total Media				8,800,843
Wireless Telecommunication Services — 1.8%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	489,312 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,220,000	1,078,031 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	370,333 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	845,880 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	366,102 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	960,000	843,386 (a)
Total Wireless Telecommunication Services				3,993,044

Total Communication Services				18,819,694
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 20.3%
Automobile Components — 1.7%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	11,000	$11,045
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,150,000	1,070,987
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	211,498 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	611,090 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	540,000	570,299 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	346,139 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	925,381 (a)
Total Automobile Components				3,746,439
Automobiles — 1.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,120,000	1,806,526
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,110,000	2,165,155 (a)
Total Automobiles				3,971,681
Distributors — 0.8%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550	750,764 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	815,853	930,073 (a)(b)
Total Distributors				1,680,837
Diversified Consumer Services — 0.9%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	568,000	559,157 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	508,389 (a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	590,000	588,285 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000	415,605 (a)
Total Diversified Consumer Services				2,071,436
Hotels, Restaurants & Leisure — 12.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000 EUR	512,005 (a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000	316,977 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	130,000	123,049 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	820,000	849,789 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	620,000	637,519 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	460,000	462,370 (a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000	1,422,817 (a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000	547,114 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,470,000	1,591,266 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000	430,651 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000	1,151,783 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000	1,314,865
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.716%	7/16/35	1,232,000 GBP	1,228,206 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000	197,747 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	640,000	586,215 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	551,620 (a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	266,000	258,125 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	820,000	875,621 (a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	740,000	742,240 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	950,000	1,016,824 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,710,000	1,731,153 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	610,000	$584,171
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	890,000	941,512 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	440,000	454,671 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	840,000	861,011 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	179,351
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000	322,974 (a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000	300,086 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000	499,782 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000	800,793 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000	1,558,914 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000	388,000 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000	1,118,272 (a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000	378,783 (a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	198,114 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000	552,812 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000	258,130 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	215,388 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	923,904 (a)
Total Hotels, Restaurants & Leisure				27,084,624
Household Durables — 0.1%
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	324,851 (a)
Specialty Retail — 3.0%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	269,216 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	130,000	124,663 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	524,009 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	483,425 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	920,000	801,934 (a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000	389,974 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	747,464 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,360,000	1,069,243 (a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000	466,076 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	860,000	878,083
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,083,845 (a)
Total Specialty Retail				6,837,932

Total Consumer Discretionary				45,717,800
Consumer Staples — 0.5%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	377,251 (a)
Food Products — 0.3%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	700,000	658,823 (a)

Total Consumer Staples				1,036,074
Energy — 11.8%
Energy Equipment & Services — 1.0%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	570,736 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	$801,205 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	970,000	912,141 (a)
Total Energy Equipment & Services				2,284,082
Oil, Gas & Consumable Fuels — 10.8%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,800,000	1,783,797 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	900,000	902,295 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	810,000	850,118 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,150,000	1,159,252 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	569,347 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	590,000	625,980 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	480,000	495,369 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	54,303 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	465,546 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	165,972 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,267,922 (d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,080,000	1,179,404 (a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,291,897
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	150,000	149,582 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	930,000	1,019,289 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	565,442 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	455,850 (a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	750,000	767,441 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	196,353 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	500,000	500,470 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	800,000	898,432 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	1,018,360 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	40,000	41,041 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	151,705
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	850,403
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	220,902 (a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,707,133
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	535,000	548,566 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	438,968 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	832,271 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	565,843 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	151,335 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	560,000	572,960 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,720,000	1,911,995 (a)
Total Oil, Gas & Consumable Fuels				24,375,543

Total Energy				26,659,625
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 9.9%
Banks — 3.5%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	$929,557 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	467,734 (d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	606,014 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	729,008 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	253,041 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	691,560 (d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	729,802 (a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	291,825 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,028,565 (d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	481,791 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	768,958 (d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	820,765 (a)(d)
Total Banks				7,798,620
Capital Markets — 1.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	392,212 (d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	577,393 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	121,200 *(f)(g)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	480,000	505,129 (a)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	232,114 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	574,639 (a)(d)(e)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	510,239 (a)(d)
Total Capital Markets				2,912,926
Consumer Finance — 0.4%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	528,412 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	356,290 (a)
Total Consumer Finance				884,702
Financial Services — 3.2%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	1,090,000	1,163,232 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	300,000	297,099 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	466,333 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	792,115 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	411,000	392,599 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	880,000	$924,928 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	337,788 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,279,685 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	374,099 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	490,000	460,359 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	102,979 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	730,660 (a)
Total Financial Services				7,321,876
Insurance — 0.5%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	706,339 (a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	316,561 (a)
Total Insurance				1,022,900
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	650,000	576,915 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	310,850 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	970,000	1,009,232 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	450,000	468,978 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,365,975

Total Financials				22,306,999
Health Care — 6.3%
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	412,819 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	630,000	595,585 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	590,000	608,924 (a)
Total Health Care Equipment & Supplies				1,617,328
Health Care Providers & Services — 3.6%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	300,000	270,141 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,290,000	1,111,420 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	47,566 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	951,196 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,330,000	1,441,415 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	768,659
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,526,124 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	390,000	440,016 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,190,000	1,246,034 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	297,552 (a)
Total Health Care Providers & Services				8,100,123
Health Care Technology — 0.2%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	306,388 (a)
Pharmaceuticals — 1.8%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	510,000 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	220,563 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	196,627 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	590,000	$627,188 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	300,000	0 *(a)(f)(g)(h)
Par Pharmaceutical Inc., Escrow	—	—	800,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	401,624
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,220,000	1,200,028
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	220,481
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	744,671
Total Pharmaceuticals				4,121,182

Total Health Care				14,145,021
Industrials — 14.1%
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	690,000	714,880 (a)
Bombardier Inc., Senior Notes	7.875%	4/15/27	246,000	246,990 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	970,000	1,059,002 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	810,000	851,261 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	650,000	677,457 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	230,000	236,762 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	470,000	496,917 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	350,000	364,427 (a)
Total Aerospace & Defense				4,647,696
Building Products — 0.8%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	234,012 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	515,403 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	709,511 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	370,737 (a)
Total Building Products				1,829,663
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	730,000	676,737 (a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	449,957 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	655,975
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,430,000	1,509,675
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,220,000	1,290,079
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	510,000	529,514
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	580,000	606,580 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	534,147 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	690,000	657,118 (a)
Total Commercial Services & Supplies				6,909,782
Construction & Engineering — 1.5%
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	365,071 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	600,000	600,468 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,200,000	1,265,999 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,110,000	1,208,329 (a)
Total Construction & Engineering				3,439,867
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	410,000	$421,068 (a)
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	850,000	782,270 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	110,000	114,088 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	375,113
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	314,066 (a)
Total Ground Transportation				1,585,537
Industrial Conglomerates — 0.1%
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	315,777 (a)
Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	562,051 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	530,000	545,128 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	476,192 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	548,078
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	509,110 (a)
Total Machinery				2,640,559
Marine Transportation — 0.3%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	570,000	587,359 (a)
Passenger Airlines — 2.2%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	624,436 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,009,077 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,740,000	1,707,235 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	160,000	158,239 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,240,000	775,233 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	250,000	156,297 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	634,000	603,936 (a)
Total Passenger Airlines				5,034,453
Professional Services — 0.8%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,028,536 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	505,697 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	224,150 (a)
Total Professional Services				1,758,383
Trading Companies & Distributors — 1.0%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	510,000	509,664 (d)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	390,610 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	590,000	547,102 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	720,000	736,365 (a)
Total Trading Companies & Distributors				2,183,741
Transportation Infrastructure — 0.2%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	570,000	585,325 (a)

Total Industrials				31,939,210
Information Technology — 4.3%
Communications Equipment — 1.3%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	2,000,000	1,615,000 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,190,000	$912,271 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	460,000	352,417 (a)
Total Communications Equipment				2,879,688
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	670,000	701,457 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	820,000	904,086 (a)
Total Electronic Equipment, Instruments & Components				1,605,543
IT Services — 0.7%
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	930,000	973,179 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	550,000	567,781 (a)
Total IT Services				1,540,960
Software — 1.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	663,788 (a)
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	520,000	523,802 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	800,000	838,126 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	354,342 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	261,348 (a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	273,223 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	314,622 (a)
Total Software				3,229,251
Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	528,250 (a)

Total Information Technology				9,783,692
Materials — 3.7%
Chemicals — 0.2%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	117,065	1,753 *(i)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	384,925 (a)
Total Chemicals				386,678
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	169,830 (a)
Containers & Packaging — 1.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,870,000	442,362 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	172,874 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	730,000	730,421 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	770,000	705,068 (a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	322,610 (a)
Total Containers & Packaging				2,373,335
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,750,000	1,864,195 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	630,000	625,396 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	370,000	370,317 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	$1,470,249
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	980,000	990,047 (a)
Total Metals & Mining				5,320,204

Total Materials				8,250,047
Real Estate — 2.7%
Diversified REITs — 0.7%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	933,076
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	361,906 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	246,341
Total Diversified REITs				1,541,323
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	202,000	202,518
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	351,889
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	712,889
Total Health Care REITs				1,267,296
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	1,045,279
Service Properties Trust, Senior Notes	8.375%	6/15/29	740,000	733,571
Total Hotel & Resort REITs				1,778,850
Real Estate Management & Development — 0.7%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	570,000	617,770 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/24 then 11.000%)	10.500%	1/15/28	520,543	535,534 (a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	380,814 (a)
Total Real Estate Management & Development				1,534,118

Total Real Estate				6,121,587
Utilities — 1.5%
Electric Utilities — 0.9%
NextEra Energy Operating Partners LP, Senior Notes	7.250%	1/15/29	270,000	282,923 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	710,000	755,976 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	870,000	904,229 (a)
Total Electric Utilities				1,943,128
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	266,342 (a)
Independent Power and Renewable Electricity Producers — 0.5%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	540,000	558,399 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	593,140
Total Independent Power and Renewable Electricity Producers				1,151,539

Total Utilities				3,361,009
Total Corporate Bonds & Notes (Cost — $190,371,237)				188,140,758
Asset-Backed Securities — 8.5%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	8.913%	4/15/34	250,000	250,620 (a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.923%	4/15/34	250,000	251,193 (a)(d)
AGL CLO Ltd., 2021-16A D (3 mo. Term SOFR + 3.362%)	8.644%	1/20/35	250,000	250,334 (a)(d)
AIMCO CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.186%	1/17/32	370,000	371,006 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	12.044%	10/20/34	650,000	$622,063 (a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	8.694%	4/20/31	1,575,000	1,580,715 (a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.392%	4/20/35	670,000	666,650 (a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	8.444%	7/20/29	250,000	250,659 (a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.195%	4/24/34	250,000	238,008 (a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	8.663%	7/15/34	250,000	240,591 (a)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.917%	10/20/37	280,000	279,636 (a)(d)(j)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	8.601%	4/15/35	400,000	395,002 (a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.071%	4/19/34	160,000	157,755 (a)(d)
Carlyle US CLO Ltd., 2019-2A DR (3 mo. Term SOFR + 6.762%)	12.063%	7/15/32	500,000	503,998 (a)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	8.017%	10/20/37	520,000	520,000 (a)(d)(j)
Catskill Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 3.962%)	9.244%	4/20/29	1,000,000	1,003,102 (a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. Term SOFR + 6.762%)	12.063%	1/15/35	410,000	412,782 (a)(d)
Galaxy CLO Ltd., 2016-22A DRR (3 mo. Term SOFR + 3.612%)	8.898%	4/16/34	350,000	350,872 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.162%)	7.444%	4/20/30	500,000	500,591 (a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.063%	4/15/31	350,000	349,303 (a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.513%	4/15/31	250,000	248,677 (a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.244%	1/20/30	460,000	461,113 (a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.244%	1/20/33	350,000	349,630 (a)(d)
ICG US CLO Ltd., 2022-1A DJ (3 mo. Term SOFR + 5.730%)	11.012%	7/20/35	300,000	301,255 (a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.243%	10/15/31	750,000	753,750 (a)(d)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	11.496%	7/25/34	500,000	503,484 (a)(d)
Marble Point CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.612%)	7.913%	10/15/30	250,000	250,380 (a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.074%	1/20/32	500,000	484,404 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.683%	7/15/31	250,000	240,222 (a)(d)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.491%	4/15/34	400,000	394,115 (a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.463%	4/15/34	900,000	901,568 (a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A D1R2 (3 mo. Term SOFR + 3.100%)	8.423%	7/18/38	250,000	251,556 (a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2018-28A D (3 mo. Term SOFR + 3.112%)	8.394%	4/20/30	410,000	411,613 (a)(d)
Oaktree CLO Ltd., 2022-2A DR (3 mo. Term SOFR + 4.500%)	9.801%	7/15/33	600,000	601,969 (a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.013%	10/13/31	300,000	291,452 (a)(d)
Octagon Ltd., 2021-1A D (3 mo. Term SOFR + 3.362%)	8.644%	7/20/34	490,000	491,250 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	8.056%	7/19/37	330,000	329,571 (a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	11.913%	7/15/34	250,000	249,543 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	8.135%	7/20/37	460,000	460,000 (a)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.301%	4/15/31	380,000	382,052 (a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.794%	7/20/34	310,000	305,912 (a)(d)
Symphony CLO Ltd., 2020-22A D (3 mo. Term SOFR + 3.412%)	8.691%	4/18/33	825,000	800,113 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	9.141%	4/19/34	250,000	245,875 (a)(d)
Trinitas CLO Ltd., 2023-26A D (3 mo. Term SOFR + 4.500%)	9.782%	1/20/35	250,000	253,017 (a)(d)

Total Asset-Backed Securities (Cost — $18,502,064)				19,157,401
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 4.7%
Communication Services — 0.2%
Media — 0.2%
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	10.592%	6/4/29	530,000	$508,434 (d)(k)(l)

Consumer Discretionary — 1.0%
Automobile Components — 0.4%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.747%	5/6/30	498,750	500,880 (d)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	328,950	325,660 (d)(k)(l)
Total Automobile Components				826,540
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.997%	8/12/28	230,020	230,775 (d)(k)(l)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.861%	4/13/28	256,000	73,068 (d)(k)(l)
Total Diversified Consumer Services				303,843
Hotels, Restaurants & Leisure — 0.5%
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.592%	4/14/29	245,634	246,234 (d)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	7.497%	3/14/31	867,825	869,074 (d)(k)(l)
Total Hotels, Restaurants & Leisure				1,115,308

Total Consumer Discretionary				2,245,691
Financials — 0.7%
Financial Services — 0.2%
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.497%	7/29/30	245,665	246,495 (d)(k)(l)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.346%	4/7/28	200,000	200,750 (d)(k)(l)
Total Financial Services				447,245
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.347%	8/19/28	1,164,575	1,155,526 (d)(k)(l)

Total Financials				1,602,771
Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.610%)	9.989%	11/30/28	589,478	374,319 (d)(k)(l)
LifePoint Health Inc., 2024 Repricing Term Loan B (3 mo. Term SOFR + 4.750%)	10.054%	11/16/28	224,505	225,614 (d)(k)(l)
Total Health Care Providers & Services				599,933
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.592%	5/1/31	468,825	469,704 (d)(k)(l)

Total Health Care				1,069,637
Industrials — 0.5%
Commercial Services & Supplies — 0.2%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.404%	4/11/29	306,125	293,882 (d)(k)(l)
Ground Transportation — 0.2%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	7.335%	4/10/31	510,000	510,505 (d)(k)(l)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.1%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	279,300	$280,608 (d)(k)(l)

Total Industrials				1,084,995
Information Technology — 1.6%
Communications Equipment — 0.6%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	12.852%	7/31/29	1,420,000	1,377,400 (d)(k)(l)
Software — 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.247%	10/16/26	481,205	472,823 (d)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.247%	2/19/29	790,000	687,920 (d)(k)(l)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 4.850%)	10.185%	2/10/27	89,881	89,038 (d)(k)(l)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 4.850%)	10.185%	2/10/27	156,274	154,809 (d)(k)(l)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.097%	2/1/28	94,525	92,713 (d)(k)(l)
Total Software				1,497,303
Technology Hardware, Storage & Peripherals — 0.3%
Vericast Corp., 2024 Extended Term Loan (2 mo. Term SOFR + 7.750%)	13.029%	6/16/26	756,000	739,935 (d)(k)(l)

Total Information Technology				3,614,638
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,240	527,970 (f)(g)(k)(l)

Total Senior Loans (Cost — $11,040,661)				10,654,136
Convertible Bonds & Notes — 0.9%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	950,000	598,584

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	326,820

Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	645,150

Industrials — 0.1%
Electrical Equipment — 0.1%
Bloom Energy Corp., Senior Notes	3.000%	6/1/29	200,000	180,700 (a)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	270,000	250,105 (a)

Total Convertible Bonds & Notes (Cost — $2,314,097)				2,001,359
Sovereign Bonds — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,963,539	888,502 (a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	49,085	22,211 (c)

Total Sovereign Bonds (Cost — $888,374)				910,713
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security		Shares/Units	Value
Common Stocks — 0.2%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.		1,925	$285,728
Permian Production Partners LLC		21,667	14,083 (f)(g)

Total Energy			299,811
Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc.		6,592	177,984 *

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.		541	63,884 *(f)(g)

Total Common Stocks (Cost — $316,362)			541,679
	Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $14,372)	5/28/28	15,010	3,277 *
Total Investments — 98.1% (Cost — $223,447,167)			221,409,323
Other Assets in Excess of Liabilities — 1.9%			4,229,739
Total Net Assets — 100.0%			$225,639,062

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of August 31, 2024.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

 Western Asset High Yield Fund
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	12/24	$8,339,261	$8,314,282	$(24,979)
At August 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	101,644	USD	111,283	Bank of America N.A.	10/18/24	$1,329
EUR	2,032,902	USD	2,211,411	Bank of America N.A.	10/18/24	40,850
GBP	213,292	USD	273,128	Goldman Sachs Group Inc.	10/18/24	7,094
GBP	2,682,000	USD	3,443,305	Goldman Sachs Group Inc.	10/18/24	80,294
Net unrealized appreciation on open forward foreign currency contracts						$129,567

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,068,000	6/20/29	6.881%	5.000% quarterly	$(71,959)	$(43,459)	$(28,500)
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	397,000	6/20/29	3.646%	5.000% quarterly	21,711	16,822	4,889
Calpine Corp., 5.125%, due 3/15/28	1,040,000	6/20/29	1.547%	5.000% quarterly	152,795	134,094	18,701
Ford Motor Co., 4.346%, due 12/8/26	1,320,000	6/20/29	1.570%	5.000% quarterly	193,600	182,234	11,366
Nabors Industries Inc., 5.750%, due 2/1/25	1,013,000	6/20/29	5.146%	1.000% quarterly	(163,403)	(177,338)	13,935
Total	$4,838,000				$132,744	$112,353	$20,391

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset High Yield Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
General Motors Co., 4.200%, due 10/1/27	$520,000	6/20/29	1.113%	5.000% quarterly	$(87,668)	$(79,365)	$(8,303)
Transocean Inc., 8.000%, due 2/1/27	1,013,000	6/20/29	4.029%	1.000% quarterly	122,599	124,257	(1,658)
Total	$1,533,000				$34,931	$44,892	$(9,961)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$3,345,000	6/20/29	5.000% quarterly	$239,256	$205,610	$33,646

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$22,185,799	$121,200	$22,306,999
Health Care	—	14,145,021	0 *	14,145,021
Other Corporate Bonds & Notes	—	151,688,738	—	151,688,738
Asset-Backed Securities	—	19,157,401	—	19,157,401
Senior Loans:
Materials	—	—	527,970	527,970
Other Senior Loans	—	10,126,166	—	10,126,166
Convertible Bonds & Notes	—	2,001,359	—	2,001,359
Sovereign Bonds	—	910,713	—	910,713
Common Stocks:
Energy	$285,728	—	14,083	299,811
Health Care	177,984	—	—	177,984
Materials	—	—	63,884	63,884
Warrants	—	3,277	—	3,277
Total Investments	$463,712	$220,218,474	$727,137	$221,409,323
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$129,567	—	$129,567
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	48,891	—	48,891
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	33,646	—	33,646
Total Other Financial Instruments	—	$212,104	—	$212,104
Total	$463,712	$220,430,578	$727,137	$221,621,427

Western Asset High Yield Fund 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$24,979	—	—	$24,979
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$28,500	—	28,500
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	9,961	—	9,961
Total	$24,979	$38,461	—	$63,440

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,248,421	$17,818,019	17,818,019	$20,066,440	20,066,440

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,927	—	—

Western Asset High Yield Fund 2024 Quarterly Report